Share Capital and Additional Paid in Capital Authorized (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share Capital And Additional Paid In Capital Authorized [Abstract]
Summary of Warrant Activity

Following is a summary of the warrant activity during the three and nine months periods ended September 30, 2023 and 2022:

	Number of Share Purchase Warrants	Weighted Average Exercise Price
Outstanding, January 1, 2022	17,631,350	$1.05
Issued	4,838,707	1.24
Exercised	(20,700)	0.49
Expired	—	—
Outstanding, March 31, 2022	22,449,357	1.09
Issued	—	—
Exercised	(1,078,470)	0.48
Expired	(40,261)	0.48
Outstanding, June 30, 2022	21,330,626	1.32
Issued	—	—
Exercised	—	—
Expired	(1,685,375)	0.48
Outstanding, September 30, 2022	19,645,251	$1.27

Outstanding, January 1, 2023	19,633,911	$1.18
Issued	—	—
Exercised	(2,499,453)	0.43
Expired	—	—
Outstanding, March 31, 2023	17,134,458	1.29
Issued	—	—
Exercised	(227,630)	0.97
Expired	(4,530,808)	0.99
Outstanding, June 30, 2023	12,376,020	1.40
Issued	10,000,000	1.00
Exercised	—	—
Expired	—	—
Outstanding, September 30, 2023	22,376,020	$1.22

The following is a summary of share purchase warrants activities during the years ended December 31, 2022 and 2021:

	Number of Share Purchase Warrants	Weighted Average Exercise Price
Outstanding, January 1, 2021	7,507,005	0.49
Issued	16,140,999	1.22
Exercised	(6,016,654)	0.49
Expired	—
Outstanding December 31, 2021	17,631,350	1.05
Issued	4,838,707	$1.24
Exercised	(1,110,510)	$0.48
Expired	(1,725,636)	$0.48
Outstanding December 31, 2022	19,633,911	$1.18

Schedule of Purchase Warrants Outstanding and Exercisable

As of September 30, 2022, the following common stock share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
203,840	USD$0.62	0.57	April 26, 2023
4,882,838	USD$1.00	0.57	April 26, 2023
2,182,553	USD$0.39	0.59	May 4, 2023
4,838,707	USD$1.24	1.49	March 28, 2024
7,537,313	USD$1.50	3.58	April 29, 2026
19,645,251

As of September 30, 2023, the following common stock share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
4,838,707	USD$1.24	0.75	March 28, 2024
7,537,313	USD$1.50	2.83	April 29, 2026
10,000,000	USD$1.00	6.75	June 30, 2030
22,376,020

As of December 31, 2022, the following share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
—	USD$0.48	0.00	September 3, 2022
4,882,838	USD$1.00	0.32	April 26, 2023
192,500	USD$0.62	0.32	April 26, 2023
2,182,553	USD$0.39	0.34	April 26, 2023
4,838,707	USD$1.24	1.24	May 04, 2023
7,537,313	USD$1.50	3.33	April 29, 2026
19,633,911

As of December 31, 2021, the following share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
2,824,806	USD$0.48	0.48	June 23, 2022
4,882,838	USD$1.00	1.32	April 26, 2023
203,840	USD$0.62	1.32	April 26, 2023
2,182,553	USD$0.39	1.34	May 4, 2023
7,537,313	USD$1.50	4.33	April 29, 2026
17,631,350

Summary of Stock Option Activities

The following is a summary of stock option activities for the three and nine months periods ended September 30, 2023 and 2022:

	Number of stock options	Weighted average exercise price	Weighted average grant date fair value
Outstanding January 1, 2022	920,668	$0.25	$0.49
Granted	—	—	—
Exercised	—	—	—
Forfeited	(16,667)	0.25	0.57
Outstanding, March 31, 2022	904,001	0.25	0.48
Granted	—	—	—
Exercised	(33,333)	0.25	0.57
Forfeited	—	—	—
Outstanding, June 30, 2022	870,668	0.25	0.48
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Outstanding, September 30, 2022	870,668	$0.25	$0.48

Outstanding January 1, 2023	820,668	$0.25	$0.34
Granted	—	—	—
Exercised	(150,000)	0.48	0.16
Forfeited	(200,000)	0.25	0.57
Outstanding, March 31, 2023	470,668	0.25	0.54
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Outstanding, June 30, 2023	470,668	0.25	0.54
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Outstanding, September 30, 2023	470,668	$0.25	$0.54

The following is a summary of stock option activities for the years ended December 31, 2022 and 2021:

	Number of stock options	Weighted average exercise price	Weighted average grant date fair value
Outstanding, January 1, 2021	1,387,000	$0.25	$0.21
Granted	—	—	—
Exercised	(441,332)	0.25	0.19
Forfeited	(25,000)	0.25	0.16
Outstanding December 31, 2021	920,668	0.25	0.49
Granted	—	—	—
Exercised	(83,333)	0.25	0.57
Forfeited	(16,667)	0.25	0.57
Outstanding December 31, 2022	820,668	0.25	0.48

Summary of Stock Options Outstanding and Exercisable

As of September 30, 2022, the following stock options were outstanding and exercisable:

Outstanding	Exercisable	Exercise Price	Remaining life (years)	Expiry Date
150,000	150,000	$0.48	1.00	June 29, 2023
670,668	670,668	$0.25	2.98	June 23, 2025
50,000	33,333	$0.62	3.24	September 23, 2025
870,668	854,001

As of September 30, 2023, the following stock options were outstanding and exercisable:

Outstanding	Exercisable	Exercise Price	Remaining life (years)	Expiry Date
420,668	420,668	$0.25	1.98	June 23, 2025
50,000	50,000	$0.62	2.24	September 23, 2025
470,668	470,668

As of December 31, 2021, the following stock options were outstanding and exercisable:

Outstanding	Exercisable	Exercise Price	Remaining life (years)	Expiry Date
150,000	150,000	0.47	1.49	June 29, 2023
720,668	333,331	0.25	3.48	June 23, 2025
50,000	33,333	0.62	3.73	September 23, 2025
920,668	516,664

As of December 31, 2022, the following stock options were outstanding and exercisable:

Outstanding	Exercisable	Exercise Price	Remaining life (years)	Expiry Date
150,000	150,000	0.47	0.49	June 29, 2023
100,000	100,000	0.25	0.59	March 8, 2023
100,000	100,000	0.25	0.11	February 9, 2023
420,668	420,668	0.25	2.48	June 23, 2025
50,000	50,000	0.62	2.73	September 23, 2025
820,668	820,668

Summary of RSU Activities

The following is a summary of RSU activities for the three and nine months period ended September 30, 2023 and 2022:

	Number of RSUs	Weighted average grant date fair value per RSU
Outstanding, January 1, 2022	2,067,500	$1.16
Granted	620,000	1.37
Issuance of common stock	—	—
Forfeited	(400,000)	1.48
Outstanding March 31, 2022	2,287,500	1.02
Granted	—	—
Issuance of common stock	—	—
Forfeited	(115,000)	1.79
Outstanding June 30, 2022	2,172,500	1.47
Granted	1,570,000	0.63
Issuance of common stock	(10,000)	0.69
Forfeited	(310,000)	0.75
Outstanding September 30, 2022	3,422,500	$1.16

Outstanding, January 1, 2023	3,305,837	$1.14
Granted	1,687,777	0.97
Issuance of common stock	(400,542)	1.04
Forfeited	(129,315)	0.96
Outstanding March 31, 2023	4,463,757	1.10
Granted	1,155,000	0.97
Issuance of common stock	(467,500)	0.91
Forfeited	(378,334)	1.01
Outstanding June 30, 2023	4,772,923	1.01
Granted	798,500	0.87
Issuance of common stock	(324,157)	0.87
Forfeited	(173,334)	0.74
Outstanding September 30, 2023	5,073,932	$1.02

The following is a summary of RSU activities for the years ended December 31, 2022 and 2021:

	Number of RSUs	Weighted average grant date fair value per RSU
Outstanding, January 1, 2021	685,000	0.67
Granted	1,817,500	1.77
Issuance of common stock	(240,000)	1.51
Forfeited	(195,000)	0.96
Outstanding December 31, 2021	2,067,500	1.16
Granted	2,731,180	0.80
Issuance of common stock	(651,336)	0.88
Forfeited	(841,507)	1.24
Outstanding December 31, 2022	3,305,837	1.14